LEASE	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASE
NOTE 11: -	LEASE

The Group's facilities are leased under several lease agreements.

In addition, the Company has various operating lease agreements with respect to motor vehicles.

Lease expenses of office rent and vehicles for the years ended December 31, 2025, 2024 and 2023 were approximately $ 2,013, $ 2,735and $ 3,545, respectively.

Expenses for short- term leases for the years ended December 31, 2025, 2024 and 2023 were $ 266, $ 199 and $ 229, respectively. Variable lease costs for the years ended December 31, 2025, 2024 and 2023 were $ 917, $ 826 and $831, respectively.

The following table represents the weighted-average remaining lease term and discount rate:

	Year ended December 31,
	2025	2024

Weighted average remaining lease term	4.2 years	5 years
Weighted average discount rate	8.89%	8.84%

The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

Cash paid for amounts included in measurement of lease liabilities during the years ended 2025, 2024 and 2023 were $2,256, $2,751, and $4,152, respectively.

Maturities of operating lease liabilities were as follows:

Year ending December 31,
2026	814
2027	1,807
2028	1,801

2029	1,775
2030	784

Total lease payments	6,981

Less - imputed interest	(1,241)

Present value of lease liabilities	5,740

During the years ended December 31, 2025, and 2024, the short-term maturities of operating lease liabilities with a term of twelve months or less were $ 266 and $ 199, respectively.